Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
July 31, 2025
(Unaudited)
Principal
Amount Value
MUNICIPAL BONDS — 94.3%
Arizona — 1.3%
$ 5,000,000 City of Phoenix Civic Improvement
Corp. Current Refunding
Revenue Bonds,
5.00%, 07/01/29 ........... $ 5,371,534
2,005,000 City of Phoenix School Improvements
GO, Series B,
4.41%, 07/01/28 ........... 2,014,891
2,925,000 City of Scottsdale Recreation Facilities
Improvements GO,
5.00%, 07/01/37 ........... 3,254,614
3,950,000 Salt River Project Agricultural
Improvement & Power District
Advance Refunding Revenue
Bonds, Series A,
5.00%, 01/01/33 ........... 4,055,647
7,180,000 Salt River Project Agricultural
Improvement & Power District
Current Refunding Revenue
Bonds, Series B,
5.00%, 01/01/36 ........... 8,102,101
7,100,000 Salt River Project Agricultural
Improvement & Power District
Current Refunding Revenue
Bonds, Series B,
5.00%, 01/01/37 ........... 7,924,206
6,810,000 Salt River Project Agricultural
Improvement & Power District
Revenue Bonds, Series A,
5.00%, 01/01/43 ........... 7,006,663
7,000,000 Scottsdale Municipal Property Corp.
Water Utility Improvements
Revenue Bonds,
5.00%, 07/01/37 ........... 7,770,349
8,500,000 Scottsdale Municipal Property Corp.
Water Utility Improvements
Revenue Bonds,
5.00%, 07/01/38 ........... 9,327,336
54,827,341
California — 4.4%
4,000,000 California Health Facilities Financing
Authority Health Care Facilities
Revenue Bonds, Series B,
5.00%, 08/15/33 ........... 4,600,350
4,735,000 City of Los Angeles Department
of Airports Airport & Marina
Improvements Revenue Bonds,
5.00%, 05/15/32 ........... 5,120,563
Principal
Amount Value
California (continued)
$ 2,250,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds,
5.00%, 05/15/27 ........... $ 2,333,875
2,810,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds, Series D,
5.00%, 05/15/27 ........... 2,938,323
2,000,000 City of Los Angeles Department of
Airports Current Refunding
Revenue Bonds, Series D,
5.00%, 05/15/30 ........... 2,242,860
10,000,000 County of Santa Clara GO, Series C,
4.30%, 08/01/27 ........... 10,039,824
10,000,000 County of Santa Clara GO, Series C,
4.33%, 08/01/29 ........... 10,064,507
4,325,000 Los Angeles Department of Water &
Power Water System Revenue
Bonds, Series A,
5.00%, 07/01/26 ........... 4,397,245
5,000,000 Los Angeles Department of Water &
Power Water System Revenue
Bonds, Series A,
5.00%, 07/01/27 ........... 5,187,938
4,200,000 San Francisco City & County Airport
& Marina Improvements
Revenue Bonds, Series A,
5.00%, 05/01/34 ........... 4,576,260
11,000,000 San Francisco City & County Public
Utilities Commission Wastewater
Revenue Bonds, Series A,
4.66%, 10/01/27 ........... 11,106,234
4,415,000 State of California Current Refunding
GO,
5.00%, 10/01/25 ........... 4,433,325
14,000,000 State of California Current Refunding
GO,
5.00%, 12/01/25 ........... 14,117,705
2,520,000 State of California Current Refunding
GO,
5.00%, 03/01/26 ........... 2,557,629
7,500,000 State of California Current Refunding
GO,
5.00%, 03/01/27 ........... 7,808,996
7,500,000 State of California Current Refunding
GO,
5.00%, 03/01/28 ........... 7,996,586
10,000,000 State of California Current Refunding
GO,
5.00%, 10/01/37 ........... 10,698,632

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
California (continued)
$ 16,195,000 State of California Current Refunding
GO, (AGM),
5.25%, 08/01/32 ........... $ 18,348,290
8,500,000 State of California Public
Improvements GO,
5.00%, 09/01/26 ........... 8,738,949
10,000,000 State of California School
Improvements GO,
1.75%, 11/01/30 ........... 8,853,854
15,000,000 State of California Water Utility
Improvements GO,
5.00%, 09/01/25 ........... 15,031,301
15,000,000 State of California Water Utility
Improvements GO,
5.00%, 09/01/26 ........... 15,421,676
10,000,000 University of California University &
College Improvements Revenue
Bonds, Series BK,
5.00%, 05/15/32 ........... 11,362,282
187,977,204
Colorado — 3.1%
20,000,000 Boulder Larimer & Weld Counties
St. Vrain Valley School District
School Improvements GO, Series
1J, (State Aid Withholding),
5.00%, 12/15/26 ........... 20,699,964
27,720,000 City & County of Denver Co. Airport
System & Marina Improvements
Refunding Revenue Bonds, Series
A,
5.00%, 12/01/28 ........... 29,495,361
11,590,000 City & County of Denver Co. Airport
System Refunding Revenue
Bonds, Series A,
5.00%, 11/15/27 ........... 12,132,921
6,175,000 City & County of Denver Co. Airport
System Revenue Bonds, Series A,
5.00%, 11/15/36 ........... 6,470,668
10,000,000 City & County of Denver Co. Airport
System Revenue Bonds, Series A,
5.00%, 12/01/32 ........... 10,384,665
2,225,000 City & County of Denver Co. Airport
System Revenue Bonds, Series C,
5.00%, 11/15/27 ........... 2,347,973
3,500,000 Colorado Health Facilities Authority
Health Care Facilities Revenue
Bonds, Series A,
5.00%, 05/15/37 ........... 3,713,893
Principal
Amount Value
Colorado (continued)
$ 1,000,000 Colorado Housing and Finance
Authority Revenue Bonds, Series
G-1,
4.33%, 05/01/29 ........... $ 1,000,215
1,295,000 Colorado Housing and Finance
Authority Revenue Bonds, Series
G-1,
4.51%, 05/01/30 ........... 1,299,145
2,245,000 Colorado Housing and Finance
Authority Revenue Bonds, Series
G-1,
4.63%, 05/01/31 ........... 2,246,423
2,935,000 Colorado Housing and Finance
Authority Revenue Bonds, Series
G-1,
4.83%, 05/01/32 ........... 2,942,309
2,950,000 Colorado Housing and Finance
Authority Revenue Bonds, Series
G-1,
4.93%, 05/01/33 ........... 2,940,864
2,425,000 Colorado Housing and Finance
Authority Revenue Bonds, Series
G-1,
5.15%, 11/01/36 ........... 2,378,366
2,000,000 Denver City & County School District
No 1 Current Refunding GO,
Series B, (State Aid Withholding),
5.00%, 12/01/26 ........... 2,066,383
11,330,000 University of Colorado Current
Refunding Revenue Bonds, Series
A,
5.00%, 06/01/26 ........... 11,562,156
7,250,000 University of Colorado Hospital
Authority Health Care Facilities
Revenue Bonds, Series A,
5.00%, 11/15/29 ........... 7,943,391
10,000,000 University of Colorado Hospital
Authority Health Care Facilities
Revenue Bonds, Series B,
5.00%, 11/15/31 ........... 11,175,267
130,799,964
Connecticut — 3.3%
12,500,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series 2,
5.00%, 07/01/64(a) ......... 14,029,849

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
Connecticut (continued)
$ 5,000,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series C-1,
5.00%, 07/01/40(a) ......... $ 5,293,930
11,000,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series S,
5.00%, 07/01/27 ........... 11,521,861
5,260,000 Connecticut State Health &
Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series U,
5.00%, 07/01/33(b) ......... 5,973,969
5,860,000 Metropolitan District Refunding Notes
GO, Series C, (AGM),
5.00%, 11/01/25 ........... 5,895,963
4,715,000 State of Connecticut GO, Series A,
5.38%, 05/01/27 ........... 4,812,868
6,295,000 State of Connecticut GO, Series D,
5.00%, 07/15/26 ........... 6,447,211
9,345,000 State of Connecticut Public
Improvements GO, Series A,
5.00%, 01/15/26 ........... 9,450,777
6,000,000 State of Connecticut Public
Improvements GO, Series A,
3.85%, 09/15/27 ........... 5,967,959
5,000,000 State of Connecticut Public
Improvements GO, Series A,
4.79%, 03/15/31 ........... 5,117,829
6,775,000 State of Connecticut Special Tax
Current Refunding Revenue
Bonds, Series B,
5.00%, 07/01/30 ........... 7,493,411
10,000,000 State of Connecticut Special Tax
Highway Improvements Revenue
Bonds, Series A,
5.00%, 01/01/35 ........... 10,355,936
11,400,000 State of Connecticut Special Tax
Revenue Bonds, Series B,
5.00%, 10/01/35 ........... 11,887,722
20,000,000 State of Connecticut Special Tax
Revenue Highway Improvements
Revenue Bonds, Series A-1,
5.00%, 07/01/27 ........... 20,960,352
Principal
Amount Value
Connecticut (continued)
$ 6,500,000 State of Connecticut Special Tax
Revenue Highway Improvements
Revenue Bonds, Series A-1,
5.00%, 07/01/28 ........... $ 6,958,048
5,865,000 State of Connecticut Special Tax
Revenue Highway Improvements
Revenue Bonds, Series A-1,
5.00%, 07/01/29 ........... 6,398,055
138,565,740
Delaware — 1.1%
10,000,000 Delaware State Health Facilities
Authority Current Refunding
Revenue Bonds,
5.00%, 10/01/45 ........... 9,865,938
6,780,000 Delaware Transportation Authority
Public Improvements Revenue
Bonds,
5.00%, 07/01/27 ........... 7,112,072
7,895,000 State of Delaware Current Refunding
GO,
5.00%, 02/01/31 ........... 8,854,747
7,705,000 State of Delaware Current Refunding
GO, Series A,
5.00%, 10/01/27 ........... 8,130,398
3,620,000 State of Delaware Current Refunding
GO, Series B,
5.00%, 07/01/26 ........... 3,704,844
9,005,000 State of Delaware Public
Improvements GO, Series A,
5.00%, 05/01/26 ........... 9,178,671
46,846,670
District of Columbia — 3.1%
5,045,000 District of Columbia Cash Flow
Management GO, Series B,
5.00%, 08/01/29 ........... 5,519,856
3,660,000 District of Columbia Current
Refunding Revenue Bonds, Series
C,
5.00%, 12/01/26 ........... 3,781,814
3,500,000 District of Columbia Income Tax
Public Improvements Revenue
Bonds, Series B,
5.00%, 10/01/27 ........... 3,687,158
4,280,000 District of Columbia Income Tax
Revenue Bonds, Series A,
5.00%, 05/01/43 ........... 4,398,047
12,675,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series A,
5.00%, 07/01/36 ........... 13,681,131

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
District of Columbia (continued)
$ 10,000,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series A,
5.00%, 07/01/47 ........... $ 10,054,516
7,185,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series B,
3.81%, 07/01/30 ........... 7,054,956
6,000,000 District of Columbia Income Tax
Transit Improvements Revenue
Bonds, Series B,
3.86%, 07/01/31 ........... 5,854,867
7,440,000 District of Columbia Public
Improvements GO, Series A,
5.00%, 08/01/26 ........... 7,629,307
4,150,000 District of Columbia Public
Improvements GO, Series A,
5.00%, 08/01/28 ........... 4,452,753
5,000,000 District of Columbia Public
Improvements GO, Series A,
5.00%, 08/01/29 ........... 5,470,620
2,000,000 District of Columbia Water &
Sewer Authority Cash Flow
Management Revenue Bonds,
Series A,
5.00%, 10/01/26 ........... 2,059,120
2,565,000 District of Columbia Water &
Sewer Authority Cash Flow
Management Revenue Bonds,
Series A,
5.00%, 10/01/34 ........... 2,914,948
10,295,000 Metropolitan Washington Airports
Authority Aviation Airport &
Marina Improvements Revenue
Bonds, Series A,
5.00%, 10/01/29 ........... 11,074,478
5,000,000 Metropolitan Washington Airports
Authority Aviation Airport &
Marina Improvements Revenue
Bonds, Series A,
5.00%, 10/01/30 ........... 5,423,162
5,000,000 Metropolitan Washington Airports
Authority Aviation Airport &
Marina Improvements Revenue
Bonds, Series A,
5.00%, 10/01/31 ........... 5,435,261
5,000,000 Metropolitan Washington Airports
Authority Aviation Airport &
Marina Improvements Revenue
Bonds, Series A,
5.00%, 10/01/33 ........... 5,450,777
Principal
Amount Value
District of Columbia (continued)
$ 5,000,000 Metropolitan Washington Airports
Authority Aviation Current
Refunding Revenue Bonds,
5.00%, 10/01/25 ........... $ 5,017,272
2,850,000 Metropolitan Washington Airports
Authority Aviation Revenue
Bonds, Series A,
5.00%, 10/01/26 ........... 2,919,305
3,000,000 Metropolitan Washington Airports
Authority Aviation Revenue
Bonds, Series A,
5.00%, 10/01/27 ........... 3,132,106
3,500,000 Metropolitan Washington Airports
Authority Aviation Revenue
Bonds, Series A,
5.00%, 10/01/28 ........... 3,716,537
2,500,000 Metropolitan Washington Airports
Authority Aviation Revenue
Bonds, Series A,
5.00%, 10/01/30 ........... 2,711,581
10,000,000 Metropolitan Washington Airports
Authority Aviation Revenue
Bonds, Series A,
5.00%, 10/01/31 ........... 10,870,523
132,310,095
Florida — 1.1%
8,800,000 State of Florida Current Refunding
GO, Series A,
5.00%, 06/01/26 ........... 8,986,194
10,000,000 State of Florida Current Refunding
GO, Series A,
5.00%, 06/01/28 ........... 10,711,037
4,170,000 State of Florida Department of
Transportation Highway
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/29 ........... 4,540,874
15,000,000 State of Florida Department of
Transportation Turnpike System
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/35 ........... 16,927,641
6,545,000 State of Florida Department of
Transportation Turnpike System
Current Refunding Revenue
Bonds, Series A,
5.00%, 07/01/37 ........... 7,085,209
48,250,955

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
Georgia — 1.1%
$ 18,480,000 Brookhaven Development Authority
Revenue Bonds, Series A,
4.00%, 07/01/44 ........... $ 16,311,313
9,280,000 City of Atlanta Airport Passenger
Facility Charge Airport & Marina
Improvements Revenue Bonds,
Sub-Series D,
5.00%, 07/01/34 ........... 9,917,178
12,890,000 City of Atlanta Airport Passenger
Facility Charge Airport & Marina
Improvements Revenue Bonds,
Sub-Series D,
5.00%, 07/01/35 ........... 13,631,934
5,500,000 City of Atlanta Department of
Aviation Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/27 ........... 5,716,833
45,577,258
Hawaii — 1.6%
3,000,000 City & County of Honolulu Current
Refunding GO, Series G,
5.00%, 07/01/29 ........... 3,276,041
3,190,000 City & County of Honolulu Current
Refunding GO, Series G,
5.00%, 07/01/30 ........... 3,535,840
6,015,000 State of Hawaii Airports System
Revenue Bonds, Series A,
5.00%, 07/01/34 ........... 6,281,167
10,350,000 State of Hawaii Airports System
Revenue Bonds, Series A,
5.00%, 07/01/31 ........... 11,003,836
3,325,000 State of Hawaii Department of Budget
& Finance Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/27 ........... 3,473,829
3,000,000 State of Hawaii Department of Budget
& Finance Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/29 ........... 3,256,324
3,000,000 State of Hawaii Public Facilities GO,
Series GK,
4.93%, 10/01/28 ........... 3,073,463
20,000,000 State of Hawaii Public Facilities GO,
Series GK,
5.06%, 10/01/29 ........... 20,679,002
5,000,000 State of Hawaii Public Facilities GO,
Series GK,
5.13%, 10/01/30 ........... 5,200,480
Principal
Amount Value
Hawaii (continued)
$ 4,360,000 State of Hawaii Public Facilities GO,
Series GK,
5.15%, 10/01/31 ........... $ 4,539,644
2,000,000 State of Hawaii Public Facilities GO,
Series GK,
5.20%, 10/01/32 ........... 2,085,281
66,404,907
Idaho — 1.4%
5,000,000 Idaho Health Facilities Authority
Health Care Facilities Revenue
Bonds, Series A,
5.00%, 03/01/33 ........... 5,556,309
5,000,000 Idaho Health Facilities Authority
Health Care Facilities Revenue
Bonds, Series A,
5.00%, 03/01/35 ........... 5,477,379
2,000,000 Idaho Housing & Finance Association
Highway Improvements Revenue
Bonds, Series A,
5.00%, 08/15/25 ........... 2,001,722
10,000,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5.00%, 06/01/26 ........... 10,199,899
8,445,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5.00%, 06/01/27 ........... 8,832,593
5,000,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5.00%, 06/01/28 ........... 5,352,515
5,000,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5.00%, 06/01/29 ........... 5,462,950
5,500,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5.00%, 06/01/31 ........... 6,164,019
5,000,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5.00%, 06/01/33 ........... 5,680,146
5,500,000 Idaho State Building Authority School
Improvements Revenue Bonds,
Series A,
5.00%, 06/01/34 ........... 6,269,949
60,997,481

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
Illinois — 0.4%
$ 2,500,000 Illinois Finance Authority Revenue
Bonds, Series A,
5.00%, 01/01/33 ........... $ 2,818,857
9,130,000 Illinois Finance Authority Revenue
Bonds, Series A,
5.00%, 07/01/39 ........... 9,690,107
5,000,000 Metropolitan Water Reclamation
District of Greater Chicago
Advance Refunding GO, Series E,
2.53%, 12/01/32 ........... 4,361,718
16,870,682
Iowa — 0.5%
3,185,000 Iowa Finance Authority Green Purpose
Revenue Bonds, Series A,
5.00%, 08/01/31 ........... 3,561,989
16,125,000 Iowa Finance Authority Water Utility
Improvements Revenue Bonds,
Series A,
5.00%, 08/01/34 ........... 18,191,562
21,753,551
Kansas — 1.3%
6,595,000 Kansas Development Finance
Authority Water Utility
Improvements Revenue Bonds,
5.00%, 05/01/38 ........... 7,170,752
10,510,000 Kansas Development Finance
Authority Water Utility
Improvements Revenue Bonds,
Series SRF,
5.00%, 05/01/30 ........... 11,608,777
13,325,000 Kansas Development Finance
Authority Water Utility
Improvements Revenue Bonds,
Series SRF,
5.00%, 05/01/32 ........... 14,934,159
12,000,000 State of Kansas Department of
Transportation Highway
Improvements Revenue Bonds,
Series A,
5.00%, 09/01/26 ........... 12,333,274
2,000,000 State of Kansas Department of
Transportation Highway
Improvements Revenue Bonds,
Series A,
5.00%, 09/01/27 ........... 2,103,901
Principal
Amount Value
Kansas (continued)
$ 4,410,000 State of Kansas Department of
Transportation Highway
Improvements Revenue Bonds,
Series A,
5.00%, 09/01/28 ........... $ 4,739,827
52,890,690
Maine — 0.1%
2,000,000 Maine Turnpike Authority Current
Refunding Revenue Bonds,
5.00%, 07/01/30 ........... 2,212,937
1,000,000 Maine Turnpike Authority Current
Refunding Revenue Bonds,
5.00%, 07/01/32 ........... 1,125,264
1,000,000 Maine Turnpike Authority Current
Refunding Revenue Bonds,
5.00%, 07/01/34 ........... 1,128,636
4,466,837
Maryland — 3.1%
9,775,000 County of Baltimore Current
Refunding GO,
5.00%, 02/01/26 ........... 9,907,624
12,695,000 County of Baltimore Current
Refunding GO,
5.00%, 02/01/29 ........... 13,780,744
5,685,000 County of Baltimore Current
Refunding GO,
5.00%, 02/01/29 ........... 6,171,211
13,915,000 County of Montgomery Refunding
GO, Series A,
5.00%, 08/01/36 ........... 14,973,945
1,655,000 County of Prince George's Public
Improvements GO, Series A,
5.00%, 08/01/25 ........... 1,655,000
5,910,000 County of Prince George's Public
Improvements GO, Series A,
5.00%, 08/01/26 ........... 6,055,647
4,200,000 Maryland Economic Development
Corp. Public Facilities Revenue
Bonds, Series A,
5.00%, 06/01/30 ........... 4,662,412
4,310,000 Maryland Economic Development
Corp. Public Facilities Revenue
Bonds, Series A,
5.00%, 06/01/31 ........... 4,820,761
4,630,000 Maryland Economic Development
Corp. Public Facilities Revenue
Bonds, Series A,
5.00%, 06/01/32 ........... 5,207,264

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
Maryland (continued)
$ 4,860,000 Maryland Economic Development
Corp. Public Facilities Revenue
Bonds, Series A,
5.00%, 06/01/33 ........... $ 5,474,573
5,005,000 Maryland Economic Development
Corp. Public Facilities Revenue
Bonds, Series A,
5.00%, 06/01/34 ........... 5,632,184
20,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/28 ........... 21,427,756
15,000,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/36 ........... 16,265,169
12,875,000 State of Maryland School
Improvements GO, Series A,
5.00%, 06/01/38 ........... 13,945,622
129,979,912
Massachusetts — 3.6%
10,000,000 Commonwealth of Massachusetts
Advance Refunding GO, Series B,
5.00%, 07/01/31 ........... 10,188,698
10,000,000 Commonwealth of Massachusetts
Current Refunding GO, Series A,
5.00%, 10/01/31 ........... 11,279,152
10,000,000 Commonwealth of Massachusetts
Public Improvements GO, Series
A,
5.00%, 05/01/53 ........... 10,069,227
10,000,000 Commonwealth of Massachusetts
Transit Improvements GO, Series
A,
5.00%, 02/01/32 ........... 11,270,579
2,775,000 Massachusetts Bay Transportation
Authority Sales Tax Transit
Improvements Revenue Bonds,
Series B,
5.00%, 07/01/31 ........... 3,125,450
7,500,000 Massachusetts Bay Transportation
Authority Sales Tax Transit
Improvements Revenue Bonds,
Series B,
5.00%, 07/01/33 ........... 8,574,691
3,300,000 Massachusetts Bay Transportation
Authority Sales Tax Transit
Improvements Revenue Bonds,
Series B,
5.00%, 07/01/34 ........... 3,776,846
Principal
Amount Value
Massachusetts (continued)
$ 2,000,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/26 ........... $ 2,025,833
3,500,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/27 ........... 3,634,450
2,500,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/28 ........... 2,663,521
2,160,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/29 ........... 2,353,074
2,000,000 Massachusetts Clean Water Trust
Current Refunding Revenue
Bonds,
5.00%, 02/01/30 ........... 2,218,573
2,000,000 Massachusetts Clean Water Trust
Water Utility Improvements
Revenue Bonds,
5.00%, 02/01/41 ........... 2,083,300
4,900,000 Massachusetts Clean Water Trust
Water Utility Improvements
Revenue Bonds,
5.00%, 02/01/42 ........... 5,069,239
10,000,000 Massachusetts Development Finance
Agency Advance Refunding
Revenue Bonds, Series A,
5.00%, 10/15/27 ........... 10,559,423
17,830,000 Massachusetts Development Finance
Agency Health Care Facilities
Revenue Bonds, Series T,
5.00%, 03/01/34 ........... 19,940,327
15,000,000 Massachusetts Development Finance
Agency Refunding Revenue
Bonds, Series B,
5.00%, 02/15/34 ........... 17,002,494
8,575,000 Massachusetts Development Finance
Agency University & College
Improvements Revenue Bonds,
Series A-1,
5.00%, 05/15/55(a) ......... 9,587,825
5,000,000 Massachusetts Port Authority Airport
& Marina Improvements
Revenue Bonds, Series A,
5.00%, 07/01/33 ........... 5,407,177

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
Massachusetts (continued)
$ 2,500,000 Massachusetts Water Resources
Authority Cash Flow
Management Revenue Bonds,
Series C,
5.00%, 08/01/27 ........... $ 2,631,382
2,160,000 Massachusetts Water Resources
Authority Cash Flow
Management Revenue Bonds,
Series C,
5.00%, 08/01/29 ........... 2,376,375
5,715,000 Massachusetts Water Resources
Authority Cash Flow
Management Revenue Bonds,
Series C,
5.00%, 08/01/37 ........... 6,317,885
152,155,521
Michigan — 0.2%
6,900,000 Michigan State Building Authority
Refunding Revenue Bonds, Series
I,
5.00%, 04/15/31 ........... 7,662,137
Minnesota — 0.6%
4,545,000 County of Hennepin Public
Improvements GO, Series A,
5.00%, 12/01/27 ........... 4,811,368
5,000,000 Osseo Independent School District No
279 School Improvements GO,
Series A, (School District Credit
Program),
5.00%, 02/01/26 ........... 5,062,582
7,300,000 Rosemount-Apple Valley-Eagan
Independent School District No
196 School Improvements GO,
Series A, (School District Credit
Program),
5.00%, 02/01/26 ........... 7,389,910
7,360,000 State of Minnesota School
Improvements GO, Series A,
Group 2,
5.00%, 08/01/38 ........... 7,906,441
25,170,301
Missouri — 0.4%
4,000,000 Health & Educational Facilities
Authority of the State of Missouri
Health Care Facilities Revenue
Bonds, Series A,
5.00%, 04/01/30 ........... 4,369,055
Principal
Amount Value
Missouri (continued)
$ 10,245,000 Health & Educational Facilities
Authority of the State of Missouri
Health Care Facilities Revenue
Bonds, Series A,
5.00%, 05/01/33 ........... $ 11,395,948
15,765,003
Nebraska — 0.1%
2,345,000 Metropolitan Utilities District of
Omaha Water System Revenue
Bonds,
5.00%, 12/01/27 ........... 2,480,241
New Hampshire — 0.5%
20,000,000 New Hampshire Health and Education
Facilities Authority Act University
& College Improvements
Revenue Bonds, Series A,
5.00%, 06/01/32 ........... 22,454,134
New Jersey — 6.9%
1,000,000 Camden County Improvement
Authority Current Refunding
Revenue Bonds, Series B,
(County GTY),
5.00%, 01/15/27 ........... 1,036,528
1,000,000 Camden County Improvement
Authority Current Refunding
Revenue Bonds, Series B,
(County GTY),
5.00%, 01/15/28 ........... 1,061,053
1,000,000 Camden County Improvement
Authority Current Refunding
Revenue Bonds, Series B,
(County GTY),
5.00%, 01/15/29 ........... 1,083,814
7,500,000 Middlesex County Improvement
Authority University & College
Improvements Revenue Bonds,
5.00%, 08/15/53 ........... 7,573,527
1,815,000 New Jersey Educational Facilities
Authority Advance Refunding
Revenue Bonds, Series I,
5.00%, 07/01/34 ........... 1,864,426
11,450,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/26 ........... 11,716,257
12,210,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/28 ........... 13,077,369

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
New Jersey (continued)
$ 7,735,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/34 ........... $ 8,769,008
7,585,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/35 ........... 8,593,458
5,000,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series C,
5.00%, 03/01/26 ........... 5,073,164
6,665,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series C,
5.00%, 03/01/27 ........... 6,925,721
4,000,000 New Jersey Educational Facilities
Authority Current Refunding
Revenue Bonds, Series C,
5.00%, 03/01/28 ........... 4,253,246
10,000,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 03/01/27 ........... 10,391,179
15,000,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A,
5.00%, 07/01/64(a) ......... 16,589,601
10,000,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A1,
5.00%, 03/01/30 ........... 11,024,918
18,800,000 New Jersey Educational Facilities
Authority University & College
Improvements Revenue Bonds,
Series A1,
5.00%, 03/01/36 ........... 20,887,138
10,000,000 New Jersey Health Care Facilities
Financing Authority Current
Refunding Revenue Bonds, Series
B,
5.00%, 07/01/34 ........... 11,164,564
10,000,000 New Jersey Infrastructure Bank Green
Purpose Revenue Bonds, Series
A-2,
5.00%, 09/01/47 ........... 10,280,818
Principal
Amount Value
New Jersey (continued)
$ 9,000,000 New Jersey Transportation Trust
Fund Authority Cash Flow
Management Revenue Bonds,
Series A,
5.00%, 06/15/33 ........... $ 9,973,943
13,695,000 New Jersey Transportation Trust
Fund Authority Cash Flow
Management Revenue Bonds,
Series AA,
4.00%, 06/15/40 ........... 12,563,552
5,000,000 New Jersey Transportation Trust
Fund Authority Cash Flow
Management Revenue Bonds,
Series BB,
4.61%, 06/15/26 ........... 5,013,262
3,210,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5.00%, 06/15/31 ........... 3,551,267
7,250,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5.00%, 06/15/32 ........... 7,989,525
5,000,000 New Jersey Transportation Trust
Fund Authority Highway
Improvements Revenue Bonds,
Series BB,
5.00%, 06/15/33 ........... 5,448,768
12,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series A,
5.00%, 01/01/34 ........... 13,493,123
5,410,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.48%, 01/01/28 ........... 5,071,871
1,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
5.00%, 01/01/27 ........... 1,034,825
9,000,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.28%, 01/01/27 ........... 8,634,800
5,500,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series B,
1.81%, 01/01/30 ........... 4,952,903

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
New Jersey (continued)
$ 4,250,000 New Jersey Turnpike Authority
Advance Refunding Revenue
Bonds, Series E,
5.00%, 01/01/32 ........... $ 4,439,657
6,000,000 New Jersey Turnpike Authority Cash
Flow Management Revenue
Bonds, Series B,
5.00%, 01/01/26 ........... 6,059,911
10,000,000 New Jersey Turnpike Authority Cash
Flow Management Revenue
Bonds, Series B,
5.00%, 01/01/31 ........... 11,061,478
3,755,000 New Jersey Turnpike Authority
Current Refunding Revenue
Bonds, Series C,
5.00%, 01/01/29 ........... 4,047,351
3,400,000 New Jersey Turnpike Authority
Current Refunding Revenue
Bonds, Series C,
5.00%, 01/01/30 ........... 3,718,567
5,500,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 01/01/43 ........... 5,702,474
2,500,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 01/01/29 ........... 2,580,907
4,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series A,
5.00%, 01/01/34 ........... 4,086,151
3,750,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series B,
5.00%, 01/01/42 ........... 3,863,969
5,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series B,
5.00%, 01/01/44 ........... 5,132,595
12,000,000 New Jersey Turnpike Authority
Highway Improvements Revenue
Bonds, Series B,
5.00%, 01/01/46 ........... 12,173,089
2,000,000 Rutgers The State University of New
Jersey Advance Refunding
Revenue Bonds, Series S,
1.66%, 05/01/28 ........... 1,866,094
293,825,871
Principal
Amount Value
New York — 8.7%
$ 8,360,000 City of New York Current Refunding
GO, Series A-1,
5.00%, 08/01/30 ........... $ 9,260,603
5,000,000 City of New York Current Refunding
GO, Series D,
5.00%, 08/01/25 ........... 5,000,000
5,000,000 City of New York Public
Improvements GO, Series B-2,
5.37%, 10/01/25 ........... 5,006,807
12,335,000 City of New York Public
Improvements GO, Series B-2,
5.31%, 10/01/27 ........... 12,609,469
10,000,000 City of New York Public
Improvements GO, Series B-3,
5.00%, 09/01/26(b) ......... 10,277,728
8,890,000 City of New York Public
Improvements GO, Subseries
D-2,
3.66%, 12/01/26 ........... 8,820,308
19,825,000 City of New York Public
Improvements GO, Sub-Series
E-2,
4.57%, 04/01/28 ........... 19,990,570
2,105,000 Empire State Development Corp.  Pre-
refunded Advance Refunding
Revenue Bonds, Series A,
5.00%, 03/15/26(c) ......... 2,138,601
10,000,000 Empire State Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 03/15/30 ........... 11,063,442
10,000,000 Empire State Development
Corp. Correctional Facilities
Improvements Revenue Bonds,
5.00%, 03/15/31 ........... 11,158,749
20,000,000 Empire State Development Corp.
Transit Improvements Revenue
Bonds, Series A,
5.00%, 03/15/36 ........... 21,987,452
2,055,000 Metropolitan Transportation Authority
Dedicated Tax Fund Advance
Refunding Revenue Bonds, Series
A,
5.25%, 11/15/31 ........... 2,107,418
10,000,000 Nassau County Interim Finance
Authority Cash Flow
Management Revenue Bonds,
Series A,
5.00%, 11/15/27 ........... 10,621,618

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
New York (continued)
$ 15,000,000 New York City Transitional Finance
Authority Advance Refunding
Revenue Bonds, Series 2,
5.00%, 11/01/25 ........... $ 15,011,828
10,000,000 New York City Transitional Finance
Authority Building Aid Current
Refunding Revenue Bonds, Series
S-1A, (State Aid Withholding),
5.00%, 07/15/32 ........... 11,411,977
15,000,000 New York City Transitional Finance
Authority Current Refunding
Revenue Bonds, Series 1,
5.00%, 11/01/29 ........... 16,496,008
9,665,000 New York City Transitional Finance
Authority Current Refunding
Revenue Bonds, Series 1,
5.00%, 11/01/34 ........... 10,887,362
9,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds,
5.00%, 02/01/31 ........... 9,298,167
10,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Series F-2,
4.90%, 02/01/32 ........... 10,218,638
14,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Sub-Series D-2,
5.00%, 11/01/28 ........... 14,339,889
15,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Sub-Series D-2,
5.05%, 11/01/29 ........... 15,465,955
15,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Sub-Series D-2,
5.15%, 11/01/30 ........... 15,575,875
10,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Sub-Series D-2,
5.25%, 11/01/31 ........... 10,416,018
14,000,000 New York City Transitional Finance
Authority Future Tax Secured
Revenue Bonds, Sub-Series D-2,
5.35%, 11/01/32 ........... 14,645,445
3,000,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series 1,
5.00%, 05/01/42 ........... 3,121,076
Principal
Amount Value
New York (continued)
$ 1,785,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series B,
5.00%, 05/01/26 ........... $ 1,818,889
2,000,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series B,
5.00%, 05/01/27 ........... 2,089,324
8,560,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series F-1,
5.00%, 02/01/45 ........... 8,745,747
9,335,000 New York City Transitional Finance
Authority Public Improvements
Revenue Bonds, Series I,
5.27%, 05/01/34 ........... 9,655,069
10,000,000 New York State Dormitory Authority
Public Improvements Revenue
Bonds, Series A,
5.00%, 03/15/36 ........... 11,124,348
10,000,000 New York State Thruway Authority
Transit Improvements Revenue
Bonds, Series A,
5.00%, 03/15/39 ........... 10,488,688
6,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/28 ........... 6,131,088
10,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/29 ........... 10,865,045
6,500,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/30 ........... 6,946,686
10,210,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/31 ........... 11,078,366
10,000,000 Utility Debt Securitization Authority
Refunding Revenue Bonds, Series
TE,
5.00%, 06/15/32 ........... 10,999,035
366,873,288
North Carolina — 2.3%
3,295,000 City of Charlotte Current Refunding
GO, Series B,
5.00%, 07/01/28 ........... 3,537,671

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
North Carolina (continued)
$ 3,000,000 City of Charlotte GO, Series A,
4.75%, 06/01/33 ........... $ 3,044,574
1,235,000 City of Charlotte Water & Sewer
System Refunding Revenue
Bonds,
5.00%, 07/01/27 ........... 1,295,488
1,375,000 City of Charlotte Water & Sewer
System Refunding Revenue
Bonds,
5.00%, 07/01/35 ........... 1,546,465
10,250,000 County of Cabarrus Current
Refunding Revenue Bonds, Series
A,
5.00%, 08/01/32 ........... 11,588,931
10,200,000 County of Guilford School
Improvements GO,
5.00%, 03/01/30 ........... 11,296,032
15,000,000 County of Guilford School
Improvements GO,
5.00%, 03/01/35 ........... 17,169,489
11,285,000 County of Mecklenburg Correctional
Facilities Improvements Revenue
Bonds,
5.00%, 02/01/27 ........... 11,716,809
11,195,000 County of Mecklenburg Correctional
Facilities Improvements Revenue
Bonds,
5.00%, 02/01/29 ........... 12,144,167
11,645,000 County of Mecklenburg GO,
5.00%, 09/01/26 ........... 11,965,886
6,000,000 North Carolina Medical Care
Commission Current Refunding
Revenue Bonds, Series A,
5.00%, 06/01/32 ........... 6,685,238
6,000,000 North Carolina Medical Care
Commission Current Refunding
Revenue Bonds, Series A,
5.00%, 06/01/37 ........... 6,537,806
98,528,556
Ohio — 3.1%
2,635,000 City of Columbus Public
Improvements GO, Series A,
5.00%, 08/15/25 ........... 2,637,362
2,000,000 City of Columbus Public
Improvements GO, Series A,
5.00%, 08/15/26 ........... 2,052,858
Principal
Amount Value
Ohio (continued)
$ 7,640,000 Ohio Water Development Authority
Water Pollution Control Loan
Fund Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 12/01/47 ........... $ 7,815,401
2,500,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 06/01/30 ........... 2,776,308
2,500,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 12/01/30 ........... 2,793,351
3,000,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 06/01/31 ........... 3,369,072
6,825,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 06/01/32 ........... 7,720,511
5,360,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 12/01/32 ........... 6,082,719
3,475,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 06/01/33 ........... 3,945,109
3,700,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 06/01/33 ........... 4,200,547
5,940,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 12/01/33 ........... 6,756,590
5,930,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 06/01/34 ........... 6,740,565
3,690,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 06/01/34 ........... 4,194,382
6,820,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 12/01/34 ........... 7,757,223

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
Ohio (continued)
$ 4,720,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 12/01/35 ........... $ 5,326,700
5,000,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 06/01/36 ........... 5,594,014
10,000,000 Ohio Water Development Authority
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 12/01/41 ........... 10,596,549
6,500,000 State of Ohio Health Care Facilities
Revenue Bonds,
5.00%, 01/01/32 ........... 7,211,394
1,200,000 State of Ohio Highway Improvements
Revenue Bonds, Series 2022-1,
5.00%, 12/15/25 ........... 1,210,621
8,080,000 State of Ohio School Improvements
GO, Series A,
5.00%, 06/15/32 ........... 9,126,617
11,025,000 State of Ohio University & College
Improvements GO, Series A,
5.00%, 05/01/33 ........... 12,512,309
10,805,000 State of Ohio University & College
Improvements GO, Series A,
5.00%, 05/01/34 ........... 12,306,061
132,726,263
Oklahoma — 0.9%
8,420,000 City of Oklahoma Public
Improvements GO,
5.00%, 03/01/29 ........... 9,158,137
8,420,000 City of Oklahoma Public
Improvements GO,
5.00%, 03/01/30 ........... 9,309,826
8,420,000 City of Oklahoma Public
Improvements GO,
5.00%, 03/01/34 ........... 9,435,691
5,675,000 Oklahoma City Water Utilities Trust
Advance Refunding Revenue
Bonds,
3.68%, 07/01/29 ........... 5,586,394
2,750,000 Oklahoma Water Resources Board
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 04/01/31 ........... 3,064,870
Principal
Amount Value
Oklahoma (continued)
$ 2,335,000 Oklahoma Water Resources Board
Water Utility Improvements
Revenue Bonds, Series A,
5.00%, 04/01/34 ........... $ 2,640,893
39,195,811
Oregon — 1.5%
4,190,000 City of Portland Sewer System
Revenue Sewer Improvements
Revenue Bonds, Series A,
5.00%, 10/01/25 ........... 4,206,625
2,500,000 City of Portland Water System
Revenue Bonds, Series A,
5.00%, 05/01/26 ........... 2,546,208
2,500,000 City of Portland Water System
Revenue Bonds, Series A,
5.00%, 05/01/27 ........... 2,609,164
2,000,000 City of Portland Water System
Revenue Bonds, Series A,
5.00%, 05/01/28 ........... 2,135,406
3,350,000 City of Portland Water System
Revenue Bonds, Series A,
5.00%, 05/01/30 ........... 3,703,201
2,300,000 City of Portland Water System
Revenue Bonds, Series A,
5.00%, 05/01/31 ........... 2,564,048
15,000,000 Metro Recreational Facilities
Improvements GO,
5.00%, 06/01/26 ........... 15,314,017
15,000,000 Metro Recreational Facilities
Improvements GO,
5.00%, 06/01/27 ........... 15,664,552
15,000,000 Metro Recreational Facilities
Improvements GO,
5.00%, 06/01/28 ........... 16,049,028
64,792,249
Pennsylvania — 2.8%
11,500,000 Commonwealth of Pennsylvania
Current Refunding GO,
4.00%, 02/15/34 ........... 11,919,637
6,700,000 Commonwealth of Pennsylvania
Current Refunding GO, Series D,
5.00%, 09/01/25 ........... 6,713,689
10,000,000 Commonwealth of Pennsylvania
Current Refunding GO, Series D,
5.00%, 09/01/26 ........... 10,278,814
5,000,000 Pennsylvania Higher Educational
Facilities Authority University &
College Improvements Revenue
Bonds, Series A,
5.00%, 02/15/35 ........... 5,665,895

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
Pennsylvania (continued)
$ 7,325,000 Pennsylvania State University
University & College
Improvements Revenue Bonds,
Series A,
5.00%, 09/01/30 ........... $ 8,110,374
9,105,000 Pennsylvania State University
University & College
Improvements Revenue Bonds,
Series A,
5.00%, 09/01/31 ........... 10,174,120
2,880,000 Pennsylvania State University
University & College
Improvements Revenue Bonds,
Series A,
5.00%, 09/01/32 ........... 3,246,203
12,020,000 Philadelphia Authority for Industrial
Development Health Care
Facilities Revenue Bonds, Series
A,
5.00%, 07/01/45 ........... 12,177,427
15,000,000 Philadelphia Authority for Industrial
Development Health Care
Facilities Revenue Bonds, Series
A,
4.00%, 07/01/49 ........... 12,698,667
7,000,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/26 ........... 7,151,862
5,890,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/27 ........... 6,161,530
6,275,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/28 ........... 6,698,927
8,500,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/29 ........... 9,229,550
6,500,000 Philadelphia Authority for Industrial
Development Refunding Revenue
Bonds,
5.00%, 07/01/30 ........... 7,154,627
117,381,322
Principal
Amount Value
South Carolina — 0.5%
$ 3,695,000 Renewable Water Resources Current
Refunding Revenue Bonds, Series
A,
5.00%, 04/01/32 ........... $ 4,174,319
3,830,000 Renewable Water Resources Current
Refunding Revenue Bonds, Series
A,
5.00%, 04/01/33 ........... 4,345,184
4,290,000 Renewable Water Resources Current
Refunding Revenue Bonds, Series
A,
5.00%, 04/01/35 ........... 4,830,763
2,000,000 South Carolina Jobs-Economic
Development Authority Revenue
Bonds, Series A,
5.00%, 11/01/33 ........... 2,217,554
6,475,000 South Carolina Jobs-Economic
Development Authority Revenue
Bonds, Series A,
5.00%, 11/01/34 ........... 7,129,079
22,696,899
South Dakota — 0.2%
7,955,000 South Dakota Health & Educational
Facilities Authority Revenue
Bonds, Series A,
5.00%, 07/01/31 ........... 8,697,590
Texas — 25.1%
7,250,000 Allen Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/26 ........... 7,344,130
2,000,000 Board of Regents of the University of
Texas System Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/27 ........... 2,096,035
2,550,000 Board of Regents of the University of
Texas System Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/28 ........... 2,731,146
10,000,000 Board of Regents of the University of
Texas System Current Refunding
Revenue Bonds, Series A,
5.00%, 08/15/29 ........... 10,948,099
14,700,000 Board of Regents of the University of
Texas System Current Refunding
Revenue Bonds, Series A,
5.00%, 08/15/35 ........... 16,377,020

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 14,775,000 Board of Regents of the University of
Texas System Current Refunding
Revenue Bonds, Series A,
5.00%, 08/15/37 ........... $ 16,105,388
7,500,000 Board of Regents of the University of
Texas System Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/40 ........... 7,909,121
10,000,000 Board of Regents of the University of
Texas System Current Refunding
Revenue Bonds, Series A,
5.00%, 07/01/41 ........... 10,458,694
1,875,000 Board of Regents of the University of
Texas System Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/26 ........... 1,917,740
6,355,000 Board of Regents of the University of
Texas System Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/30 ........... 7,047,420
7,275,000 Board of Regents of the University of
Texas System Current Refunding
Revenue Bonds, Series B,
5.00%, 07/01/32 ........... 8,191,671
7,000,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5.00%, 08/15/26 ........... 7,181,364
13,000,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5.00%, 08/15/27 ........... 13,648,034
17,250,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series A,
5.00%, 08/15/28 ........... 18,523,252
7,470,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series B,
5.00%, 08/15/31 ........... 8,361,409
10,000,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series B,
5.00%, 08/15/33 ........... 11,301,798
1,820,000 Board of Regents of the University of
Texas System Refunding Revenue
Bonds, Series B,
5.00%, 08/15/38 ........... 1,961,472
2,000,000 City of Austin Airport System Revenue
Bonds,
5.00%, 11/15/25 ........... 2,012,187
Principal
Amount Value
Texas (continued)
$ 5,000,000 City of Austin Airport System Revenue
Bonds,
5.00%, 11/15/28 ........... $ 5,306,795
3,530,000 City of Austin Water & Wastewater
System Advance Refunding
Revenue Bonds,
5.00%, 11/15/27 ........... 3,725,712
360,000 City of Austin Water & Wastewater
System Advance Refunding
Revenue Bonds,
5.00%, 11/15/27 ........... 378,475
5,000,000 City of Austin Water & Wastewater
System Advance Refunding
Revenue Bonds,
5.00%, 11/15/29 ........... 5,138,767
2,185,000 City of Austin Water & Wastewater
System Current Refunding
Revenue Bonds,
5.00%, 11/15/30 ........... 2,423,046
5,000,000 City of El Paso Water & Sewer
Refunding Revenue Bonds,
5.00%, 03/01/46 ........... 5,032,684
17,095,000 Comal Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/35 ........... 18,944,599
2,000,000 Conroe Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/27 ........... 2,076,455
3,690,000 Conroe Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/28 ........... 3,919,869
2,000,000 Conroe Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/30 ........... 2,201,758
13,000,000 Conroe Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/41 ........... 13,530,405
7,500,000 County of Bexar Advance Refunding
GO,
5.00%, 06/15/26(c) ......... 7,664,018
6,400,000 County of Collin Public Facilities GO,
5.00%, 02/15/26 ........... 6,486,545
6,730,000 County of Collin Public Facilities GO,
5.00%, 02/15/27 ........... 6,984,164

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 6,085,000 County of Harris Refunding GO,
Series A,
5.00%, 09/15/33 ........... $ 6,864,551
2,225,000 County of Harris Toll Road Current
Refunding Revenue Bonds, Series
A,
5.00%, 08/15/27 ........... 2,333,792
2,100,000 County of Harris Toll Road Current
Refunding Revenue Bonds, Series
A,
5.00%, 08/15/28 ........... 2,249,865
2,500,000 County of Harris Toll Road Revenue
Bonds, Series A,
5.00%, 08/15/26 ........... 2,564,076
2,250,000 County of Harris Toll Road Revenue
Bonds, Series A,
5.00%, 08/15/27 ........... 2,360,014
6,350,000 County of Harris Toll Road Revenue
Bonds, Series A,
5.00%, 08/15/28 ........... 6,803,163
3,250,000 County of Harris Toll Road Revenue
Bonds, Series A,
5.00%, 08/15/29 ........... 3,547,594
2,500,000 County of Harris Toll Road Revenue
Bonds, Series A,
5.00%, 08/15/30 ........... 2,765,345
5,000,000 County of Harris Toll Road Revenue
Bonds, Series A,
5.00%, 08/15/31 ........... 5,572,837
6,695,000 County of Harris Toll Road Revenue
Bonds, Series A,
5.00%, 08/15/32 ........... 7,503,319
3,000,000 County of Harris Toll Road Revenue
Bonds, Series A,
5.00%, 08/15/33 ........... 3,367,646
10,000,000 County of Travis Public Improvements
GO,
5.00%, 03/01/27 ........... 10,404,373
14,970,000 County of Travis Public Improvements
GO,
5.00%, 03/01/30 ........... 16,455,958
9,150,000 Cypress-Fairbanks Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/30 ........... 10,056,590
9,500,000 Cypress-Fairbanks Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/31 ........... 10,555,699
Principal
Amount Value
Texas (continued)
$ 14,020,000 Cypress-Fairbanks Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/32 ........... $ 15,689,579
5,000,000 Cypress-Fairbanks Independent School
District School Improvements
GO, Series B, (PSF-GTD),
4.00%, 02/15/44 ........... 4,484,351
5,000,000 Denton Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/34 ........... 5,567,077
16,460,000 Denton Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/48 ........... 16,580,518
2,500,000 Dripping Springs Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/15/35 ........... 2,802,696
4,750,000 Dripping Springs Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/15/45 ........... 4,852,204
6,800,000 Ector County Independent School
District School Improvements
GO, Series A, (PSF-GTD),
5.00%, 08/15/25 ........... 6,806,025
5,250,000 Forney Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/29 ........... 5,724,857
4,750,000 Forney Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/30 ........... 5,239,417
3,750,000 Forney Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/31 ........... 4,173,194
4,500,000 Forney Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/32 ........... 5,029,177
5,000,000 Fort Bend Independent School District
Current Refunding GO, Series A,
(PSF-GTD),
5.00%, 08/15/25 ........... 5,004,529

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 5,000,000 Fort Bend Independent School District
School Improvements GO, Series
A, (PSF-GTD),
5.00%, 08/15/26 ........... $ 5,127,633
1,620,000 Grapevine-Colleyville Independent
School District Current
Refunding GO, (PSF-GTD),
5.00%, 08/15/27 ........... 1,698,586
10,880,000 Grapevine-Colleyville Independent
School District Current
Refunding GO, (PSF-GTD),
5.00%, 08/15/29 ........... 11,877,253
6,510,000 Grapevine-Colleyville Independent
School District Current
Refunding GO, (PSF-GTD),
5.00%, 08/15/30 ........... 7,205,670
4,400,000 Gregory-Portland Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/15/27 ........... 4,555,935
5,750,000 Gregory-Portland Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/15/28 ........... 6,071,430
10,365,000 Gregory-Portland Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/15/29 ........... 11,167,277
3,100,000 Gregory-Portland Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/15/30 ........... 3,391,611
9,850,000 Gregory-Portland Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/15/37 ........... 10,514,470
2,500,000 Gregory-Portland Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/15/39 ........... 2,641,385
5,000,000 Houston Independent School District
Current Refunding GO, Series B,
(PSF-GTD),
5.00%, 02/15/26 ........... 5,068,423
2,500,000 Houston Independent School District
Current Refunding GO, Series B,
(PSF-GTD),
5.00%, 02/15/27 ........... 2,594,415
Principal
Amount Value
Texas (continued)
$ 2,500,000 Hurst-Euless-Bedford Independent
School District School
Improvements GO, (PSF-GTD),
5.00%, 08/15/26 ........... $ 2,566,156
6,205,000 Katy Independent School District
Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/26 ........... 6,288,908
5,000,000 Katy Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/46 ........... 5,108,681
5,000,000 Klein Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/01/30 ........... 5,526,313
11,000,000 Klein Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/01/32 ........... 12,334,169
10,000,000 Klein Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/01/33 ........... 11,247,747
7,560,000 Klein Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/01/34 ........... 8,502,978
5,000,000 Klein Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/01/35 ........... 5,606,075
5,000,000 Leander Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/27 ........... 5,182,678
5,000,000 Leander Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/28 ........... 5,287,412
5,000,000 Lewisville Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/28 ........... 5,361,544
10,000,000 Lone Star College System Advance
Refunding GO,
5.00%, 02/15/29 ........... 10,118,710
2,500,000 Mesquite Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/28 ........... 2,679,829

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 2,750,000 Mesquite Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/29 ........... $ 3,010,875
2,500,000 Mesquite Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/30 ........... 2,775,836
4,000,000 Mesquite Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/31 ........... 4,466,753
2,500,000 Mesquite Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/33 ........... 2,809,792
2,500,000 Mesquite Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/34 ........... 2,811,309
5,140,000 North East Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 08/01/30 ........... 5,658,691
6,085,000 North East Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 08/01/31 ........... 6,744,605
5,245,000 North East Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 08/01/32 ........... 5,843,956
2,900,000 North East Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 08/01/33 ........... 3,250,285
5,500,000 North East Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 08/01/34 ........... 6,167,654
5,000,000 North Texas Municipal Water District
Water System Current Refunding
Revenue Bonds,
5.00%, 09/01/31 ........... 5,589,739
5,000,000 North Texas Municipal Water District
Water System Current Refunding
Revenue Bonds,
5.00%, 09/01/32 ........... 5,621,815
Principal
Amount Value
Texas (continued)
$ 10,000,000 North Texas Municipal Water District
Water System Current Refunding
Revenue Bonds,
5.00%, 09/01/33 ........... $ 11,287,600
5,000,000 North Texas Municipal Water District
Water System Current Refunding
Revenue Bonds,
5.00%, 09/01/34 ........... 5,656,579
9,500,000 North Texas Municipal Water District
Water System Current Refunding
Revenue Bonds,
5.00%, 09/01/37 ........... 10,408,562
13,420,000 Permanent University Fund - Texas
A&M University System Current
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/27 ........... 14,046,377
3,605,000 Permanent University Fund - Texas
A&M University System Current
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/30 ........... 3,987,269
6,000,000 Permanent University Fund - Texas
A&M University System Current
Refunding Revenue Bonds, Series
A,
5.00%, 07/01/32 ........... 6,752,024
10,285,000 Permanent University Fund - Texas
A&M University System
Refunding Revenue Bonds,
5.50%, 07/01/28 ........... 10,871,312
14,110,000 Permanent University Fund -
Texas A&M University
System University & College
Improvements Revenue Bonds,
5.00%, 07/01/36 ........... 15,212,667
10,000,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/26 ........... 10,233,457
6,000,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/27 ........... 6,282,350
6,500,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/30 ........... 7,195,567

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 4,425,000 Permanent University Fund -
University of Texas System
Refunding Revenue Bonds,
5.00%, 07/01/31 ........... $ 4,945,307
4,000,000 Plano Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/29 ........... 4,315,759
1,250,000 Rankin Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/26(c) ......... 1,265,822
1,250,000 Rankin Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/26(c) ......... 1,265,822
2,435,000 Rankin Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/27 ........... 2,465,090
20,020,000 Richardson Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/26 ........... 20,312,348
4,000,000 Rockwall Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/29 ........... 4,317,374
4,155,000 Rockwall Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/30 ........... 4,551,158
3,060,000 Rockwall Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/35 ........... 3,413,800
6,230,000 Rockwall Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/36 ........... 6,866,431
6,000,000 Rockwall Independent School
District Current Refunding GO,
(PSF-GTD),
5.00%, 02/15/37 ........... 6,524,964
3,500,000 San Angelo Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/15/35 ........... 3,917,054
Principal
Amount Value
Texas (continued)
$ 9,285,000 San Angelo Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/15/36 ........... $ 10,218,311
9,515,000 San Angelo Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/15/37 ........... 10,361,198
5,575,000 San Angelo Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/15/38 ........... 6,000,764
3,600,000 San Antonio Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 08/15/26 ........... 3,685,178
2,500,000 San Antonio Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 08/15/28 ........... 2,674,042
4,600,000 San Antonio Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 08/15/31 ........... 5,123,123
2,685,000 San Antonio Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 08/15/32 ........... 3,007,212
3,250,000 San Antonio Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 08/15/33 ........... 3,651,148
2,500,000 San Antonio Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 08/15/34 ........... 2,810,250
3,200,000 San Antonio Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 08/15/35 ........... 3,580,096
2,500,000 San Antonio Water System Water
Utility Improvements Revenue
Bonds, Series A,
5.00%, 05/15/26 ........... 2,545,911
9,000,000 Spring Branch Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/01/26 ........... 9,109,643

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 5,750,000 Spring Branch Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/01/27 ........... $ 5,965,977
9,450,000 Spring Branch Independent School
District School Improvements
GO, (PSF-GTD),
5.00%, 02/01/29 ........... 10,212,002
12,935,000 Spring Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/31 ........... 14,432,428
5,000,000 Spring Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/33 ........... 5,640,851
3,250,000 Spring Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/34 ........... 3,664,733
3,000,000 Spring Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/35 ........... 3,375,660
3,500,000 Spring Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 08/15/36 ........... 3,863,706
5,000,000 State of Texas Public Finance Authority
Advance Refunding GO,
2.18%, 10/01/27 ........... 4,814,798
5,000,000 State of Texas Refunding GO, Series B,
1.94%, 10/01/31 ........... 4,388,193
3,200,000 State of Texas Transportation
Commission Advance Refunding
GO, Series A,
5.00%, 10/01/25 ........... 3,213,059
18,500,000 Tarrant Regional Water District Water
Supply System Revenue Bonds,
5.00%, 03/01/31 ........... 20,583,796
15,160,000 Tarrant Regional Water District Water
Supply System Revenue Bonds,
5.00%, 03/01/34 ........... 17,052,045
7,730,000 Tarrant Regional Water District Water
Utility Improvements Revenue
Bonds,
5.00%, 09/01/30 ........... 8,569,972
3,000,000 Texas A&M University & College
Improvements Revenue Bonds,
5.00%, 05/15/30 ........... 3,312,506
Principal
Amount Value
Texas (continued)
$ 2,000,000 Texas A&M University & College
Improvements Revenue Bonds,
Series A,
5.00%, 05/15/33 ........... $ 2,259,932
2,310,000 Texas A&M University & College
Improvements Revenue Bonds,
Series A,
5.00%, 05/15/35 ........... 2,564,790
10,170,000 Texas State University System
University & College
Improvements Revenue Bonds,
5.00%, 03/15/28 ........... 10,788,397
4,000,000 Texas State University System
University & College
Improvements Revenue Bonds,
5.00%, 03/15/29 ........... 4,323,578
4,100,000 Texas State University System
University & College
Improvements Revenue Bonds,
5.00%, 03/15/30 ........... 4,496,392
1,605,000 Texas State University System
University & College
Improvements Revenue Bonds,
5.00%, 03/15/31 ........... 1,778,543
7,500,000 Texas State University System
University & College
Improvements Revenue Bonds,
5.00%, 03/15/33 ........... 8,415,453
7,500,000 Texas State University System
University & College
Improvements Revenue Bonds,
5.00%, 03/15/34 ........... 8,437,097
6,700,000 Texas State University System
University & College
Improvements Revenue Bonds,
5.00%, 03/15/37 ........... 7,251,413
17,185,000 Texas Tech University System
University & College
Improvements Revenue Bonds,
Series A,
5.00%, 02/15/30 ........... 18,864,571
15,000,000 Texas Tech University System
University & College
Improvements Revenue Bonds,
Series A,
5.00%, 02/15/32 ........... 16,786,283
4,090,000 Texas Transportation Commission
Current Refunding GO,
5.00%, 04/01/33 ........... 4,586,625

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
Texas (continued)
$ 5,000,000 Texas Water Development Board
Water Utility Improvements
Revenue Bonds,
5.00%, 08/01/40 ........... $ 5,309,836
2,500,000 Tomball Independent School District
School Improvements GO,
(PSF-GTD),
5.00%, 02/15/29 ........... 2,708,175
1,062,286,696
Utah — 0.5%
2,950,000 City of Salt Lake City Airport Revenue
Bonds, Series A,
5.00%, 07/01/26 ........... 3,002,950
2,500,000 City of Salt Lake City Airport Revenue
Bonds, Series A,
5.00%, 07/01/30 ........... 2,704,122
10,000,000 City of Salt Lake City Airport Revenue
Bonds, Series A,
5.00%, 07/01/33 ........... 10,562,207
3,710,000 Davis School District School
Improvements GO, (School
Board GTY),
5.00%, 06/01/31 ........... 4,153,665
20,422,944
Virginia — 3.3%
16,640,000 County of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
4.00%, 10/01/31 ........... 17,789,065
14,745,000 County of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
4.00%, 10/01/33 ........... 15,726,591
5,795,000 County of Fairfax School
Improvements GO, Series A,
(State Aid Withholding),
4.00%, 10/01/34 ........... 6,082,677
7,555,000 County of Loudoun GO, Series A,
(State Aid Withholding),
5.00%, 12/01/25 ........... 7,615,695
10,045,000 County of Loudoun Public Facilities
GO, Series A,
5.00%, 12/01/34 ........... 11,468,799
9,130,000 County of Loudoun Public Facilities
GO, Series A,
5.00%, 12/01/37 ........... 10,046,816
9,265,000 County of Loudoun Public Facilities
GO, Series A,
5.00%, 12/01/39 ........... 9,991,340
Principal
Amount Value
Virginia (continued)
$ 17,900,000 Fairfax County Industrial
Development Authority Health
Care Facilities Revenue Bonds,
5.00%, 05/15/32 ........... $ 19,996,835
3,000,000 Hampton Roads Transportation
Accountability Commission
Highway Improvements Revenue
Bonds, Series A,
5.00%, 07/01/35 ........... 3,286,494
16,330,000 Hampton Roads Transportation
Accountability Commission
Revenue Bonds, Series A,
5.00%, 07/01/26 ........... 16,702,061
2,755,000 Virginia Beach Development Authority
Current Refunding Revenue
Bonds, Series B,
5.00%, 02/01/26 ........... 2,789,483
2,750,000 Virginia Beach Development Authority
Current Refunding Revenue
Bonds, Series B,
5.00%, 02/01/27 ........... 2,853,161
6,540,000 Virginia College Building Authority
University & College
Improvements Revenue Bonds,
5.00%, 02/01/29 ........... 7,076,360
8,500,000 Virginia Resources Authority Clean
Water Revolving Fund Current
Refunding Revenue Bonds,
5.00%, 10/01/26 ........... 8,750,268
140,175,645
Washington — 4.7%
2,000,000 County of King Public Improvements
GO, Series A,
5.00%, 12/01/34 ........... 2,276,570
5,630,000 County of King Public Improvements
GO, Series A,
5.00%, 12/01/36 ........... 6,299,370
9,000,000 County of King School District
No 411 Issaquah School
Improvements GO, (School
Board GTY),
5.00%, 12/01/32 ........... 9,409,072
8,000,000 County of King WA Sewer Revenue
Bonds, Series B,
5.00%, 07/01/29 ........... 8,490,370
10,000,000 Energy Northwest Advance Refunding
Revenue Bonds, Series A,
5.00%, 07/01/27 ........... 10,200,535

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
Principal
Amount Value
Washington (continued)
$ 5,100,000 Snohomish County School District
No 15 Edmonds School
Improvements GO, (School
Board GTY),
5.00%, 12/01/25 ........... $ 5,140,342
2,270,000 Snohomish County School District
No 15 Edmonds School
Improvements GO, (School
Board GTY),
5.00%, 12/01/29 ........... 2,494,489
7,135,000 State of Washington Current
Refunding GO, Series R,
5.00%, 07/01/26 ........... 7,300,261
20,000,000 State of Washington Current
Refunding GO, Series R-2023A,
5.00%, 08/01/37 ........... 21,646,074
5,620,000 State of Washington GO, Series T,
4.74%, 08/01/26 ........... 5,648,638
6,650,000 State of Washington Highway
Improvements GO, Series D,
5.00%, 02/01/43 ........... 6,711,742
24,710,000 State of Washington School
Improvements GO, Series
2024-A,
5.00%, 08/01/42 ........... 25,541,057
15,000,000 State of Washington School
Improvements GO, Series A,
5.00%, 08/01/29 ........... 16,405,876
15,000,000 State of Washington School
Improvements GO, Series A,
5.00%, 08/01/30 ........... 16,629,879
15,000,000 State of Washington School
Improvements GO, Series A-2,
5.00%, 08/01/39 ........... 15,837,067
20,000,000 State of Washington School
Improvements GO, Series C,
5.00%, 02/01/35 ........... 22,366,994
15,000,000 State of Washington School
Improvements GO, Series C,
5.00%, 02/01/46 ........... 15,358,776
197,757,112
Wisconsin — 1.5%
5,780,000 State of Wisconsin Crossover
Refunding GO, Series 2,
5.00%, 11/01/27 ........... 6,036,525
2,000,000 State of Wisconsin Current Refunding
GO, Series 2024-2,
5.00%, 05/01/26 ........... 2,038,572
Principal
Amount Value
Wisconsin (continued)
$ 10,000,000 State of Wisconsin Current Refunding
Revenue Bonds, Series A,
5.00%, 05/01/27(c) ......... $ 10,437,639
13,780,000 State of Wisconsin GO, Series A,
5.00%, 05/01/38 ........... 14,650,297
8,000,000 State of Wisconsin University &
College Improvements GO,
Series A,
5.00%, 05/01/32 ........... 8,895,779
9,410,000 State of Wisconsin Water Utility
Improvements GO, Series A,
5.00%, 05/01/26 ........... 9,591,482
10,000,000 State of Wisconsin Water Utility
Improvements GO, Series A,
5.00%, 05/01/36 ........... 11,041,948
62,692,242
Total Municipal Bonds
(Cost $4,012,870,278)
3,992,259,112
CORPORATE BONDS — 1.3%
United States — 1.3%
8,000,000 Brown University, Series A,
1.91%, 09/01/30 ........... 7,075,542
5,000,000 J Paul Getty Trust (The),
4.91%, 04/01/35 ........... 5,026,377
5,000,000 Leland Stanford Junior University
(The),
1.29%, 06/01/27 ........... 4,754,312
6,400,000 Leland Stanford Junior University
(The),
4.68%, 03/01/35 ........... 6,316,635
9,275,000 Northwestern University,
4.94%, 12/01/35 ........... 9,337,302
3,000,000 President and Fellows of Harvard
College,
4.89%, 03/15/30 ........... 3,071,283
20,000,000 SSM Health Care Corp.,
4.89%, 06/01/28 ........... 20,243,788
1,800,000 Trustees of Princeton University (The),
4.65%, 07/01/30 ........... 1,826,892
Total Corporate Bonds
(Cost $58,498,510)
57,652,131

Old Westbury Funds, Inc.
Municipal Bond Fund
Portfolio of Investments
- (Continued)

July 31, 2025
(Unaudited)
The following abbreviations are used in the report:
Shares Value
INVESTMENT COMPANY — 7.2%
302,987,416 Federated Hermes U.S. Treasury
Cash Reserves, Premier Class,
4.19%(d) ................. $ 302,987,416
Total Investment Company
(Cost $302,987,416)
302,987,416
TOTAL INVESTMENTS — 102.8%
(Cost $4,374,356,204)
$ 4,352,898,659
LIABILITIES IN EXCESS OF
OTHER ASSETS — (2.8)%
(120,046,110)
NET ASSETS — 100.0%
$ 4,232,852,549
(a) Floating or variable rate security. The Reference Rate is defined below. Interest rate shown reflects the rate in effect as of July 31,
2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(b) These securities are subject to remarketing prior to its stated
maturity, and is subject to mandatory redemption at the stated
maturity date.
(c) These securities are pre-refunded; the date shown represents the pre-
refunded date. Bonds which are pre-refunded are collateralized by
U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(d) The rate shown represents the current yield as of July 31, 2025.
AGM — Assured Guaranty Municipal Corp.
GO — General Obligation
GTY — Guaranty
PSF-GTD — Permanent School Fund Guarantee